Stock-Based Compensation (Schedule of Grant Date Fair Value of Restricted Stock) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Time-vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average grant-date fair value of restricted stock awarded (in usd per share)	$ 55.55	$ 51.04	$ 53.65
Performance-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average grant-date fair value of restricted stock awarded (in usd per share)	$ 51.90	$ 51.18	$ 49.50